Shareholders' equity - Dividend (Details) - € / shares	Jul. 28, 2021	Jul. 01, 2021	May 28, 2021	Apr. 28, 2021	Apr. 01, 2021	Jan. 11, 2021	Oct. 02, 2020
Dividend
Dividend approved for the 2020 fiscal year (in Euros per share)			€ 2.64
First interim
Dividend
Dividend paid (in Euros per share)							€ 0.66
Interim dividend set by Board of Directors (in Euros per share)				€ 0.66
Second interim
Dividend
Dividend paid (in Euros per share)						€ 0.66
Interim dividend set by Board of Directors (in Euros per share)	€ 0.66
Third interim
Dividend
Dividend paid (in Euros per share)					€ 0.66
Final
Dividend
Dividend paid (in Euros per share)		€ 0.66